Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future maturities of long-term debt, capital lease and contractual obligations

	Payments due by period
	Total	2012	2013	2014	2015	2016	Thereafter
	(In thousands)
Long-term debt obligations	$7,221,871	$6,443	$506,114	$1,005,778	$756,160	$1,504,669	$3,442,707
Capital lease obligations	270,893	28,187	24,541	25,207	27,339	30,024	135,595
Interest expense on long-term debt and capital lease obligations	3,257,955	537,000	534,685	497,274	399,500	313,963	975,533
Satellite-related obligations	2,224,776	220,527	248,679	248,461	248,244	248,027	1,010,838
Operating lease obligations	183,841	51,173	36,467	25,345	17,992	17,398	35,466
Purchase obligations	2,852,693	1,429,649	443,463	430,611	326,044	186,391	36,535
Total	$16,012,029	$2,272,979	$1,793,949	$2,232,676	$1,775,279	$2,300,472	$5,636,674